Segment Information - Disaggregation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Total sales	$ 23,849	$ 20,456
Gross profit, excluding intangible asset amortization	15,036	12,676
Intangible asset amortization expense	3,397	3,396
Gross Profit	11,639	9,280
Device Protection
Segment Reporting Information [Line Items]
Total sales	9,093	7,902
Gross profit, excluding intangible asset amortization	6,114	5,761
Women's Health
Segment Reporting Information [Line Items]
Total sales	7,474	5,046
Gross profit, excluding intangible asset amortization	3,137	914
Cardiovascular
Segment Reporting Information [Line Items]
Total sales	7,282	7,508
Gross profit, excluding intangible asset amortization	$ 5,785	$ 6,001